Risk (Details) € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 EUR (€) $ / shares	Dec. 31, 2021 EUR (€)
Risk (Details) [Line Items]
Variables held constant	10.00%
Credit risk	€ 84.0	€ 84.0	€ 110.6
cash and cash equivalents	16.3	16.3	26.2
Financial assets	67.7	67.7	€ 84.4
Cash received	17.3	€ 17.3
Top of range [Member]
Risk (Details) [Line Items]
Foreign exchange on translation	1.0
Exchange rate fluctuations (in Dollars per share) | $ / shares		€ 1.1733
Material impact (in Dollars per share) | $ / shares		1.0666
Bottom of range [Member]
Risk (Details) [Line Items]
Foreign exchange on translation	€ 1.0
Exchange rate fluctuations (in Dollars per share) | $ / shares		0.9599
Material impact (in Dollars per share) | $ / shares		€ 1